UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York        August 3, 2012
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          30
                                                 -----------------
Form 13F Information Table Value Total:          26,168
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICAN RAILCAR INDUSTRIES   COM            02916P103    1,897    70,000 SH          SOLE                70,000
APPROACH RESOURCES INC        COM            03834A103      613    24,000 SH          SOLE                24,000
BELLATRIX EXPLORATION LTD     COM            078314101      847   272,000 SH          SOLE               272,000
CALPINE CORP                  COM NEW        131347304    2,394   145,000 SH          SOLE               145,000
CALPINE CORP                  COM NEW        131347304        4       100 SH  CALL    SOLE                   100
CHESAPEAKE ENERGY CORP        COM            165167107        1       300 SH  CALL    SOLE                   300
CONNACHER OIL & GAS LTD       COM            20588Y103    1,099 2,353,501 SH          SOLE             2,353,501
ENERGEN CORP                  COM            29265N108    1,354    30,000 SH          SOLE                30,000
EQUAL ENERGY LTD              COM            29390Q109    1,805   725,000 SH          SOLE               725,000
FORBES ENERGY SERVICES LTD    COM            345143101      649   138,000 SH          SOLE               138,000
HESS CORP                     COM            42809H107    1,304    30,000 SH          SOLE                30,000
ITHACA ENERGY INC             COM            465676104      297   190,000 SH          SOLE               190,000
LAREDO PETROLEUM HOLDINGS IN  COM            516806106    1,165    56,000 SH          SOLE                56,000
LUFKIN INDUSTRIES INC         COM            549764108      706    13,000 SH          SOLE                13,000
MADALENA VENTURES INC         COM            556232106       56   162,000 SH          SOLE               162,000
MAGELLAN PETROLEUM CORP       COM            559091301      628   570,600 SH          SOLE               570,600
OASIS PETROLEUM INC           COM            674215108      967    40,000 SH          SOLE                40,000
ROOSTER ENERGY LTD            COM            776618100       96   200,000 SH          SOLE               200,000
SANDRIDGE ENERGY INC          COM            80007P307      535    80,000 SH          SOLE                80,000
SARATOGA RESOURCES INC/TEXAS  COM            803521103      147    24,960 SH          SOLE                24,960
SEMGROUP CORP                 CL A           81663A105      926    29,000 SH          SOLE                29,000
SHAW GROUP INC                COM            820280105      683    25,000 SH          SOLE                25,000
SUBSEA 7 SA-SPON ADR          SPON ADR       864323100      493    25,000 SH          SOLE                25,000
SUPERIOR ENERGY SERVICES INC  COM            868157108      850    42,000 SH          SOLE                42,000
TRIANGLE PETROLEUM CORP       COM            89600B201      552    99,000 SH          SOLE                99,000
VANTAGE DRILLING CO           ORD SHS        G93205113    1,575 1,050,000 SH          SOLE             1,050,000
WHITING PETROLEUM CORP        COM            966387102    2,432    59,150 SH          SOLE                59,150
WHITING USA TRUST II          TR UNIT        966388100      517    27,000 SH          SOLE                27,000
SELECT SECTOR SPDR ENERGY     SBI ENERGY     81369Y506        3       150 SH  CALL    SOLE                   150
SPDR S&P 500 ETF              TR UNIT        78462F103    1,574    22,000 SH  PUT     SOLE                22,000